Tangible Equity Units (Allocation of TEU) (Details)	Sep. 17, 2018 USD ($)
Tangible Equity Units [Line Items]
Fair Value per TEU	$ 50.0
Gross Proceeds	825,000,000.0
Less: Issuance costs	24,800,000
Net Proceeds	800,200,000
SPC
Tangible Equity Units [Line Items]
Fair Value per TEU	41.5
Gross Proceeds	685,500,000
Less: Issuance costs	20,400,000
Net Proceeds	665,100,000
Amortizing Note
Tangible Equity Units [Line Items]
Fair Value per TEU	8.45
Gross Proceeds	139,500,000
Less: Issuance costs	4,400,000
Net Proceeds	$ 135,100,000